CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,453	$ 2,263
Restricted cash	0	38
Short-term bank deposits	83	154
Inventories	234	0
Other accounts receivable and prepaid expenses	286	475
Total current assets	2,056	2,930
LEASE DEPOSITS	47	41
PROPERTY AND EQUIPMENT, NET	978	1,145
Total assets	3,081	4,116
CURRENT LIABILITIES:
Trade payables	708	586
Other accounts payable and accrued expenses	908	920
Total current liabilities	1,616	1,506
LIABILITY RELATED TO WARRANTS	4,003	2,696
COMMITMENTS AND CONTINGENT LIABILITIES
CONVERTIBLE PREFERRED SHARES:
Series A Preferred Stock of $0.0001 par value - Authorized: 60,000 shares at December 31, 2014 and 2013; Issued and Outstanding: 41,652 shares and none at December 31, 2014 and 2013, respectively; Aggregate liquidation preference of $4,165 and none at December 31, 2014 and 2013, respectively	2,757	0
STOCKHOLDERS' DEFICIT
Common Stock of $0.0001 par value - Authorized: 80,000,000 and 45,000,000 shares at December 31, 2014 and 2013, respectively; Issued and Outstanding: 16,233,430 and 4,014,381 shares at December 31, 2014 and 2013, respectively	2		[1]
Preferred Stock of $0.0001 par value - Authorized: 4,940,000 and 5,000,000 shares at December 31, 2014 and 2013, respectively; Issued and Outstanding: None at December 31, 2014 and 2013	0	0
Additional paid-in capital	30,761	19,917
Accumulated deficit	(36,058)	(20,003)
Total stockholders' deficit	(5,295)	(86)
Total liabilities and stockholders' deficit	$ 3,081	$ 4,116

[1]	Represents an amount lower than $1.